Label	Element	Value
Risk Return Detail Data [Abstract]	hfett_RiskReturnDetailDataAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Prospectus Date	rr_ProspectusDate	Sep. 15, 2017
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2018